Capital and Reserves - Reconciliation of Movement in Total Equity - Summary of Capital and Reserves - Reconciliation of Movement in Total Equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance	£ 8,406	£ 5,032	£ 5,814
Comprehensive income and expense
Profit for the year	37,656	4,839	4,522
Differences on exchange
Differences on exchange	(4,007)	2,695	(670)
Cash flow hedges
– net fair value (losses)/gains	(264)	29	(99)
– reclassified and reported in profit for the year	109	38	15
– reclassified and reported in net assets	(16)	(12)	(45)
Available-for-sale investments
– reclassified and reported in profit for the year			(10)
Net investment hedges
– net fair value gains/(losses)	425	(837)	(118)
– differences on exchange on borrowings	(68)	(124)	42
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss	34	(19)	21
Retirement benefit schemes
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss	(171)	36	(23)
Employee share options
– value of employee services	105	71	50
– proceeds from shares issued	5	4	4
Dividends and other appropriations
– ordinary shares	(4,465)	(2,910)	(2,770)
– to non-controlling interests	(169)	(156)	(238)
Purchase of own shares
– held in employee share ownership trusts	(205)	(64)	(46)
Shares issued – RAI acquisition	22,773
Other movements	3	3	31
Non-controlling interests - acquisitions			(1,749)
Ending balance	60,981	8,406	5,032
Subsidiaries
Differences on exchange
Differences on exchange	(3,084)	1,270	(1,006)
Available-for-sale investments
– net fair value (losses)/gains in respect of subsidiaries	(27)		14
Retirement benefit schemes
– net actuarial gains/(losses) in respect of subsidiaries	833	(228)	283
– surplus recognition and minimum funding obligations in respect of subsidiaries	(6)	(1)
Associates
Differences on exchange
Differences on exchange	(923)	1,425	336
Available-for-sale investments
– net fair value gains/(losses) in respect of associates net of tax	5	(10)	1
Retirement benefit schemes
– actuarial gains in respect of associates net of tax	25	20	3
Share Capital
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance	507	507	507
Purchase of own shares
Shares issued – RAI acquisition	107
Ending balance	614	507	507
Share Premium, Capital Redemption and Merger Reserves
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance	3,931	3,927	3,923
Employee share options
– proceeds from shares issued	5	4	4
Purchase of own shares
Shares issued – RAI acquisition	22,666
Ending balance	26,602	3,931	3,927
Other Reserves
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance	413	(1,294)	(498)
Cash flow hedges
– net fair value (losses)/gains	(263)	28	(98)
– reclassified and reported in profit for the year	109	38	14
– reclassified and reported in net assets	(16)	(12)	(45)
Available-for-sale investments
– reclassified and reported in profit for the year			(10)
Net investment hedges
– net fair value gains/(losses)	425	(837)	(118)
– differences on exchange on borrowings	(67)	(124)	42
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss	34	(19)	21
Purchase of own shares
Ending balance	(3,392)	413	(1,294)
Other Reserves | Subsidiaries
Differences on exchange
Differences on exchange	(3,082)	1,218	(953)
Available-for-sale investments
– net fair value (losses)/gains in respect of subsidiaries	(27)		14
Other Reserves | Associates
Differences on exchange
Differences on exchange	(923)	1,425	336
Available-for-sale investments
– net fair value gains/(losses) in respect of associates net of tax	5	(10)	1
Retained Earnings
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance	3,331	1,754	1,578
Comprehensive income and expense
Profit for the year	37,485	4,648	4,290
Retirement benefit schemes
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss	(171)	36	(23)
Employee share options
– value of employee services	105	71	50
Dividends and other appropriations
– ordinary shares	(4,465)	(2,910)	(2,770)
Purchase of own shares
– held in employee share ownership trusts	(205)	(64)	(46)
Other movements	3	3	31
Non-controlling interests - acquisitions		4	(1,642)
Ending balance	36,935	3,331	1,754
Retained Earnings | Subsidiaries
Retirement benefit schemes
– net actuarial gains/(losses) in respect of subsidiaries	832	(231)	283
– surplus recognition and minimum funding obligations in respect of subsidiaries	(5)
Retained Earnings | Associates
Retirement benefit schemes
– actuarial gains in respect of associates net of tax	25	20	3
Total Attributable to Owners of Parent
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance	8,182	4,894	5,510
Comprehensive income and expense
Profit for the year	37,485	4,648	4,290
Cash flow hedges
– net fair value (losses)/gains	(263)	28	(98)
– reclassified and reported in profit for the year	109	38	14
– reclassified and reported in net assets	(16)	(12)	(45)
Available-for-sale investments
– reclassified and reported in profit for the year			(10)
Net investment hedges
– net fair value gains/(losses)	425	(837)	(118)
– differences on exchange on borrowings	(67)	(124)	42
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss	34	(19)	21
Retirement benefit schemes
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss	(171)	36	(23)
Employee share options
– value of employee services	105	71	50
– proceeds from shares issued	5	4	4
Dividends and other appropriations
– ordinary shares	(4,465)	(2,910)	(2,770)
Purchase of own shares
– held in employee share ownership trusts	(205)	(64)	(46)
Shares issued – RAI acquisition	22,773
Other movements	3	3	31
Non-controlling interests - acquisitions		4	(1,642)
Ending balance	60,759	8,182	4,894
Total Attributable to Owners of Parent | Subsidiaries
Differences on exchange
Differences on exchange	(3,082)	1,218	(953)
Available-for-sale investments
– net fair value (losses)/gains in respect of subsidiaries	(27)		14
Retirement benefit schemes
– net actuarial gains/(losses) in respect of subsidiaries	832	(231)	283
– surplus recognition and minimum funding obligations in respect of subsidiaries	(5)
Total Attributable to Owners of Parent | Associates
Differences on exchange
Differences on exchange	(923)	1,425	336
Available-for-sale investments
– net fair value gains/(losses) in respect of associates net of tax	5	(10)	1
Retirement benefit schemes
– actuarial gains in respect of associates net of tax	25	20	3
Non- Controlling Interests
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Beginning balance	224	138	304
Comprehensive income and expense
Profit for the year	171	191	232
Cash flow hedges
– net fair value (losses)/gains	(1)	1	(1)
– reclassified and reported in profit for the year			1
Net investment hedges
– differences on exchange on borrowings	(1)
Dividends and other appropriations
– to non-controlling interests	(169)	(156)	(238)
Purchase of own shares
Non-controlling interests - acquisitions		(4)	(107)
Ending balance	222	224	138
Non- Controlling Interests | Subsidiaries
Differences on exchange
Differences on exchange	(2)	52	£ (53)
Retirement benefit schemes
– net actuarial gains/(losses) in respect of subsidiaries	1	3
– surplus recognition and minimum funding obligations in respect of subsidiaries	£ (1)	£ (1)